ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Sep. 30, 2018
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
NOTE 4. ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES

Accounts payable, accrued liabilities and other payables are comprised of the following:

	September 30, 2018	September 30, 2017
Accounts Payable	$22,100	$256,242
Accrued Liabilities and Other Payables	187,920	298,700
TOTAL	$210,020	$554,942

The accounts payable comprises amounts owing to individuals for professional and technical services provided to the Company.

Items included in the accrued liabilities and other payables are accrued payroll, advances from employees, and accrued expenses for services received. As of September 30, 2018, the balance mainly consisted of advances from individuals of $153,329 and accrued payroll of $19,591. As of September 30, 2017, the balance mainly consisted of advances from individuals of $65,941 and accrued payroll of $78,793.